Warrants - Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants (Details)	Dec. 31, 2025	Aug. 28, 2025
Expected volatility (%) [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	113.8
Expected volatility (%) [Member] | Stock Purchase Warrants [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	113.8
Expected volatility (%) [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		110.1
Risk-free interest rate (%) [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	4.4
Risk-free interest rate (%) [Member] | Stock Purchase Warrants [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	4.2
Risk-free interest rate (%) [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		3.65
Expected dividend yield [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	0
Expected dividend yield [Member] | Stock Purchase Warrants [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	0
Expected dividend yield [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		0
Expected term of options (years) [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	4.6
Expected term of options (years) [Member] | Stock Purchase Warrants [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	5
Expected term of options (years) [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		5
Exercise price (US dollars) [Member] | Stock Purchase Warrants [Member] | June 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	2
Exercise price (US dollars) [Member] | Stock Purchase Warrants [Member] | November 2024 Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input	2
Exercise price (US dollars) [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		4.4
Share price (US dollars) [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		4.33
Fair value (U.S. dollars) [Member] | JV Warrants [Member]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants [Line Items]
Warrant and rights outstanding, measurement input		1,673